Share-Based Payments - Summary of Weighted Average Fair Value of Options and Assumptions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 11.79	$ 16.92	$ 19.94
Share price	$ 78.46	$ 98.66	$ 117.77
Exercise price	$ 78.46	$ 98.66	$ 117.77
Expected volatility	23.00%	23.00%	23.00%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.43%	0.39%	0.72%
Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 1.12	$ 1.47	$ 1.97
Share price	$ 4.38	$ 4.66	$ 5.99
Exercise price	$ 4.38	$ 4.66	$ 5.99
Expected volatility	24.00%	26.00%	27.00%
Risk-free interest rate	7.80%	9.60%	10.10%
Bottom of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%	0.00%
Top of range [member] | Ambev [member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	5.00%	5.00%	5.00%